Schedule of Related Party Transactions (Details) (USD $)	12 Months Ended
Feb. 28, 2014
Related Party Transactions Schedule Of Related Party Transactions 1	$ 84,000
Related Party Transactions Schedule Of Related Party Transactions 2	84,000
Related Party Transactions Schedule Of Related Party Transactions 3	84,000
Related Party Transactions Schedule Of Related Party Transactions 4	528,000
Related Party Transactions Schedule Of Related Party Transactions 5	528,000
Related Party Transactions Schedule Of Related Party Transactions 6	528,000
Related Party Transactions Schedule Of Related Party Transactions 7	80,900
Related Party Transactions Schedule Of Related Party Transactions 8	80,800
Related Party Transactions Schedule Of Related Party Transactions 9	76,700
Related Party Transactions Schedule Of Related Party Transactions 10	111,519
Related Party Transactions Schedule Of Related Party Transactions 11	89,493
Related Party Transactions Schedule Of Related Party Transactions 12	574
Related Party Transactions Schedule Of Related Party Transactions 13	150,000
Related Party Transactions Schedule Of Related Party Transactions 14	271,400
Related Party Transactions Schedule Of Related Party Transactions 15	260,350
Related Party Transactions Schedule Of Related Party Transactions 16	5,355
Related Party Transactions Schedule Of Related Party Transactions 17	3,763
Related Party Transactions Schedule Of Related Party Transactions 18	$ 7,217